John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 1/31/2021

Consolidated Fund’s investments
As of 1-31-21 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 42.4%				$110,997,213
(Cost $110,995,329)
U.S. Government 42.4%				110,997,213
U.S. Treasury Bill	0.070	02-04-21	18,500,000	18,499,941
U.S. Treasury Bill	0.072	03-11-21	18,500,000	18,499,170
U.S. Treasury Bill	0.073	02-18-21	18,500,000	18,499,672
U.S. Treasury Bill	0.075	02-25-21	18,500,000	18,499,445
U.S. Treasury Bill	0.075	03-04-21	18,500,000	18,499,203
U.S. Treasury Bill	0.079	02-11-21	18,500,000	18,499,782

Total investments (Cost $110,995,329) 42.4%	$110,997,213
Other assets and liabilities, net 57.6%	151,014,881
Total net assets 100.0%	$262,012,094

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	27	Long	Mar 2021	$39,185,981	$39,103,537	$(82,444)
10-Year U.S. Treasury Note Futures	303	Long	Mar 2021	41,566,850	41,544,141	(22,709)
2-Year U.S. Treasury Note Futures	281	Long	Apr 2021	62,037,551	62,098,805	61,254
30-Year U.S. Treasury Bond Futures	245	Long	Mar 2021	42,415,954	41,412,656	(1,003,298)
90-Day Pound Sterling Futures	882	Long	Dec 2021	150,985,506	151,149,072	163,566
Australian 10-Year Bond Futures	291	Long	Mar 2021	32,580,941	32,349,069	(231,872)
Brent Crude Futures	228	Long	Mar 2021	12,714,946	12,555,960	(158,986)
CAC40 Index Futures	131	Long	Feb 2021	8,962,455	8,569,537	(392,918)
Canadian 10-Year Bond Futures	95	Long	Mar 2021	11,048,564	10,965,396	(83,168)
Corn Futures	217	Long	Mar 2021	4,626,702	5,937,663	1,310,961
Cotton No. 2 Futures	41	Long	Mar 2021	1,574,613	1,653,735	79,122
Electrolytic Copper Futures	20	Long	Mar 2021	3,365,332	3,929,875	564,543
Electrolytic Copper Futures	36	Long	Jun 2021	7,121,474	7,067,475	(53,999)
Euro STOXX 50 Index Futures	461	Long	Mar 2021	19,605,464	19,395,981	(209,483)
Euro-Bund Futures	94	Long	Mar 2021	20,172,184	20,228,657	56,473
Euro-EURIBOR Interest Rate Futures	519	Long	Jun 2022	158,340,996	158,347,496	6,500
Euro-Schatz Futures	432	Long	Mar 2021	58,885,077	58,884,070	(1,007)
FTSE 100 Index Futures	94	Long	Mar 2021	8,450,254	8,150,702	(299,552)
Gasoline RBOB Futures	46	Long	Mar 2021	2,988,462	3,007,931	19,469
Gold 100 Oz Futures	25	Long	Apr 2021	4,619,234	4,610,250	(8,984)
Hang Seng Index Futures	30	Long	Feb 2021	5,683,430	5,460,312	(223,118)
Hard Red Winter Wheat Futures	25	Long	Mar 2021	795,329	797,188	1,859
Long Gilt Futures	44	Long	Mar 2021	8,084,726	8,083,195	(1,531)
NASDAQ 100 Index E-Mini Futures	32	Long	Mar 2021	8,096,946	8,263,200	166,254
Nikkei 225 Index Futures	62	Long	Mar 2021	16,235,267	16,440,403	205,136
Primary Aluminum Futures	12	Long	Jun 2021	597,331	595,845	(1,486)
Russell 2000 Index Mini Futures	42	Long	Mar 2021	4,011,728	4,343,220	331,492
S&P 500 E-Mini Index Futures	41	Long	Mar 2021	7,491,535	7,595,660	104,125
SGX Japanese Government Bond Futures	9	Long	Mar 2021	1,305,251	1,303,365	(1,886)
Silver Futures	67	Long	Mar 2021	7,829,672	9,028,250	1,198,578
Soybean Futures	109	Long	Mar 2021	5,727,265	7,454,238	1,726,973
Soybean Meal Futures	53	Long	Mar 2021	2,082,417	2,282,710	200,293
Soybean Oil Futures	46	Long	Mar 2021	1,039,388	1,230,960	191,572
Sugar No. 11 (World) Futures	109	Long	Mar 2021	1,847,968	1,934,968	87,000
Tokyo Price Index Futures	102	Long	Mar 2021	17,095,162	17,723,042	627,880
Wheat Futures	115	Long	Mar 2021	3,518,798	3,809,375	290,577
WTI Crude Oil Futures	56	Long	Feb 2021	2,974,407	2,922,640	(51,767)
Zinc Futures	21	Long	Mar 2021	1,340,879	1,349,250	8,371
Zinc Futures	20	Long	Jun 2021	1,317,809	1,294,700	(23,109)
5-Year U.S. Treasury Note Futures	734	Short	Apr 2021	(92,415,292)	(92,438,125)	(22,833)
90-Day Eurodollar Futures	243	Short	Jun 2022	(60,615,076)	(60,634,575)	(19,499)
Cocoa Futures	2	Short	Mar 2021	(47,582)	(47,325)	257
Coffee 'C' Futures	48	Short	Mar 2021	(2,016,019)	(2,202,300)	(186,281)
Dow Jones Industrial Average Index E-Mini Futures	35	Short	Mar 2021	(5,296,518)	(5,227,950)	68,568
Euro-BOBL Futures	718	Short	Mar 2021	(117,945,217)	(117,864,471)	80,746
Gas Oil Futures	53	Short	Mar 2021	(2,426,123)	(2,385,000)	41,123
German Stock Index Futures	2	Short	Mar 2021	(822,783)	(813,563)	9,220
Natural Gas Futures	127	Short	Feb 2021	(3,280,509)	(3,265,170)	15,339
NY Harbor ULSD Futures	81	Short	Mar 2021	(5,444,441)	(5,433,334)	11,107
U.S. Dollar Index Futures	65	Short	Mar 2021	(5,892,018)	(5,885,425)	6,593
						$4,555,021
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	63,052,000	USD	48,778,004	BOA	3/19/2021	—	$(577,901)
CAD	53,741,000	USD	42,036,273	BOA	3/19/2021	—	(5,474)
CHF	6,655,000	USD	7,509,507	BOA	3/19/2021	—	(28,615)
EUR	41,880,000	USD	51,330,940	BOA	3/19/2021	—	(455,987)
GBP	24,990,000	USD	34,052,141	BOA	3/19/2021	$196,218	—
JPY	8,183,006,000	USD	79,112,336	BOA	3/19/2021	—	(955,267)
MXN	227,814,000	USD	11,419,029	BOA	3/19/2021	—	(359,269)
NZD	22,809,000	USD	16,134,042	BOA	3/19/2021	256,620	—
USD	42,925,590	AUD	57,208,000	BOA	3/19/2021	—	(807,067)
USD	18,152,070	CAD	23,064,000	BOA	3/19/2021	113,731	—
USD	23,614,092	CHF	20,862,000	BOA	3/19/2021	163,096	—
USD	72,752,346	EUR	59,944,000	BOA	3/19/2021	—	(66,378)
USD	61,040,142	GBP	45,553,000	BOA	3/19/2021	—	(1,389,450)
USD	60,064,839	JPY	6,242,155,000	BOA	3/19/2021	445,119	—
USD	361,087	MXN	7,256,000	BOA	3/19/2021	8,827	—
USD	547,644	NZD	762,000	BOA	3/19/2021	67	—
						$1,183,678	$(4,645,408)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Notes to Consolidated Fund's investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund's investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2021, the net assets of the subsidiary were $19,654,935 representing 7.5% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$110,997,213	—	$110,997,213	—
Total investments in securities	$110,997,213	—	$110,997,213	—
Derivatives:
Assets
Futures	$7,634,951	$7,429,815	$205,136	—
Forward foreign currency contracts	1,183,678	—	1,183,678	—
Liabilities
Futures	(3,079,930)	(2,856,812)	(223,118)	—
Forward foreign currency contracts	(4,645,408)	—	(4,645,408)	—
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For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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